Deposits - Summary of Average Deposit Balances and Average Rates of Interest (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of deposits [line items]
Average balances	$ 1,496,112	$ 1,317,030
Average rates	3.00%	3.59%
Canada [member]
Disclosure of deposits [line items]
Average balances	$ 1,155,147	$ 1,035,064
Average rates	2.93%	3.57%
United States [member]
Disclosure of deposits [line items]
Average balances	$ 215,460	$ 191,257
Average rates	2.94%	3.33%
Europe [member]
Disclosure of deposits [line items]
Average balances	$ 85,570	$ 58,693
Average rates	4.24%	5.26%
Other International [member]
Disclosure of deposits [line items]
Average balances	$ 39,935	$ 32,016
Average rates	2.45%	2.48%